OBLIGATIONS, GUARANTEES, CONTINGENCIES AND OTHER (Details) - Brookfield Corporation € in Millions, $ in Millions	Jun. 30, 2025 USD ($)	Dec. 31, 2022 USD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 EUR (€)	Jan. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2013 USD ($)
Brookfield Real Estate Partners Fund
Disclosure of contingent liabilities [line items]
Contractual capital commitments									$ 1,300
Unfulfilled commitments	$ 129
Brookfield Strategic Real Estate Partners Fund
Disclosure of contingent liabilities [line items]
Contractual capital commitments								$ 2,300
Unfulfilled commitments	508
BREF
Disclosure of contingent liabilities [line items]
Contractual capital commitments							$ 400
Unfulfilled commitments	128
Brookfield Fairfield U.S. Multifamily Value Add Fund
Disclosure of contingent liabilities [line items]
Contractual capital commitments						$ 300
Unfulfilled commitments	40
BSREP III
Disclosure of contingent liabilities [line items]
Contractual capital commitments					$ 1,000
Unfulfilled commitments	209
Brookfield European Real Estate Partnership Fund
Disclosure of contingent liabilities [line items]
Contractual capital commitments			$ 108	€ 100
Consideration			$ 669	€ 619
BSREP IV
Disclosure of contingent liabilities [line items]
Contractual capital commitments		$ 3,500
Unfulfilled commitments	$ 1,400